Statements of Common Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2020	$ 14	$ 14,200	$ (29,157)	$ (14,943)
Beginning balance (in shares) at Dec. 31, 2020	13,914,370
Exercise of common stock options		63		$ 63
Exercise of common stock options (in shares)	467,723			467,723
Stock-based compensation		93		$ 93
Net loss			(23,265)	(23,265)
Ending balance at Dec. 31, 2021	$ 14	14,356	(52,422)	$ (38,052)
Ending balance (in shares) at Dec. 31, 2021	14,382,093			14,382,093
Ending balance at Dec. 31, 2021	$ 14	14,356	(52,422)	$ (38,052)
Ending balance (in shares) at Dec. 31, 2021	14,382,093			14,382,093
Beginning balance at Dec. 31, 2021	$ 14	14,356	(52,422)	$ (38,052)
Beginning balance (in shares) at Dec. 31, 2021	14,382,093			14,382,093
Exercise of common stock options		12		$ 12
Exercise of common stock options (in shares)	92,391
Stock-based compensation		37		37
Net loss			(13,113)	(13,113)
Ending balance at Jun. 30, 2022	$ 14	14,405	(65,535)	(51,116)
Ending balance (in shares) at Jun. 30, 2022	14,474,484
Beginning balance at Dec. 31, 2021	$ 14	14,356	(52,422)	$ (38,052)
Beginning balance (in shares) at Dec. 31, 2021	14,382,093			14,382,093
Issuance of common stock upon conversion of related party loans	$ 17	66,122		$ 66,139
Issuance of common stock upon conversion of related party loans (in shares)	17,002,230
Exercise of common stock options	$ 2	159		$ 161
Exercise of common stock options (in shares)	1,190,720			1,190,720
Stock-based compensation		69		$ 69
Net loss			(26,754)	(26,754)
Ending balance at Dec. 31, 2022	$ 33	80,706	(79,176)	$ 1,563
Ending balance (in shares) at Dec. 31, 2022	32,575,043			32,575,043
Ending balance at Jun. 30, 2022	$ 14	14,405	(65,535)	$ (51,116)
Ending balance (in shares) at Jun. 30, 2022	14,474,484
Beginning balance at Dec. 31, 2022	$ 33	80,706	(79,176)	$ 1,563
Beginning balance (in shares) at Dec. 31, 2022	32,575,043			32,575,043
Beginning balance at Dec. 31, 2022	$ 33	80,706	(79,176)	$ 1,563
Beginning balance (in shares) at Dec. 31, 2022	32,575,043			32,575,043
Exercise of common stock options		12		$ 12
Exercise of common stock options (in shares)	31,505			31,505
Stock-based compensation		2,240		$ 2,240
Net loss			(16,171)	(16,171)
Ending balance at Jun. 30, 2023	$ 33	82,958	(95,347)	$ (12,356)
Ending balance (in shares) at Jun. 30, 2023	32,606,548			32,606,548
Ending balance at Jun. 30, 2023	$ 33	$ 82,958	$ (95,347)	$ (12,356)
Ending balance (in shares) at Jun. 30, 2023	32,606,548			32,606,548